Derivative Instruments (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Sep. 03, 2015
Derivative Liabilities	$ 1,510,187		$ 1,510,187
Debt discount on derivative liability	1,186,250		1,186,250
Derivative expense			445,815
Fair value of the derivative liability	$ 2,811,484		2,811,484
Loss on change in value of derivative liability			445,815	$ 576,143
Amortization of debt discount			512,089
Debt discount net	$ 365,049		365,049
Derivative liability	$ 2,811,485		$ 2,811,485
Derivative gain					$ 1,188,041
Reduction to the derivative liability						$ 309,111
February 28, 2014 [Member]
Debt discount on derivative liability					267,417
Fair value of the derivative liability					827,309
Loss on change in value of derivative liability					$ 258,215
Description of derivative terms

the terms of the notes provided that the conversion price of $60.00 will reset to $30.00 if the Company's securities offering falls below $60.00 per share or if the securities offering is not completed by February 28, 2014.

Derivative liability					$ 525,632
Additional derivative loss					301,677
October 2014 [Member]
Fair value of the derivative liability					510,270
Derivative liability					2,274,454
Derivative gain					1,764,184
Note issued					63,102
May 31, 2014 [Member]
Fair value of the derivative liability					23,059
Loss on change in value of derivative liability					$ 16,251
Description of derivative terms

The terms of the notes provided that the conversion price of $60.00 will reset to $30.00 if the Company’s securities offering  falls below $60.00 per share or if the securities offering is not completed by May 31, 2014.

Derivative liability					$ 6,808